Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Plans
Contributions for eligible employees made	$ 100	$ 0	$ 0